GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2017	2018
	RMB (in millions)
Balance at beginning of year	56,015	56,246
Acquisition of offline travel agency (Note 2)	—	1,166
Acquisition of Skyscanner (Note 2)	(60)	—
Others	291	614
Balance at end of period	56,246	58,026